SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Leases [Abstract]
Finance lease matured as of December 31, 2024		¥ 127,746
Operating lease matured as of December 31, 2024
Finance lease fiscal year ended December 31, 2025		132,474
Operating lease fiscal year ended December 31, 2025		22,781
Finance lease fiscal year ended December 31, 2026		132,474
Operating lease fiscal year ended December 31, 2026		24,052
Finance lease fiscal year ended December 31, 2027		132,474
Operating lease fiscal year ended December 31, 2027		27,776
Finance lease fiscal year ended December 31, 2028		132,474
Operating lease fiscal year ended December 31, 2028		29,469
Finance lease fiscal year ended December 31, 2029		132,474
Operating lease fiscal year ended December 31, 2029		31,327
Fianace lease thereafter		1,054,859
Operating lease thereafter		99,529
Total finance lease payments		1,844,975
Total operating lease payments		234,934
Finance lease, Less: imputed interest		(520,005)
Operating lease, Less: imputed interest		(39,451)
Total finance lease liabilities		1,324,970	¥ 1,242,406
Total operating lease liabilities		195,483	167,156
Finance lease, Less: current portion	$ (25,188)	(183,852)	(51,160)
Operating lease, Less: current portion	(1,995)	(14,563)	(12,310)
Finance lease, Non-current portion of lease liabilities	156,333	1,141,118	1,191,246
Operating lease, Non-current portion of lease liabilities	$ 24,785	¥ 180,920	¥ 154,846